Other Liabilities	12 Months Ended
Dec. 31, 2018
Other Liabilities [abstract]
Other Liabilities	19. Other Liabilities

	December 31,	December 31,
	2018	2017
Restricted share units (note 21)	$125	$1,256
Other non-current liabilities	1,041	100
	$1,166	$1,356